CM ADVISERS FAMILY
                                    OF FUNDS


July 1, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re: CM Advisers Family of Funds
          File No. 333-101585


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to CM Advisers Family of Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

     If you need any further assistance, please contact me at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary